Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 1,298	$ 1,146
Accumulated amortization	(680)	(561)
Other intangible assets, net	618	585
Amortization of intangible assets	130	110	$ 103
Amortization Expense for the Next Five Years for Assets Owned
2018	100
2019	93
2020	79
2021	64
2022	50
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	860	748
Trademarks and Trade Names
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	81	74
Computer Software
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 357	$ 324